Note 13 - Long-term Debt	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]

13.      Long-term debt

	As at December 31,
	2023	2022
Revolving Credit Facility	$977,110	$930,042
Senior Notes	518,982	506,533
Finance leases maturing at various dates through 2028	5,710	1,480
Other long-term debt maturing at various dates through 2028	837	1,044
	1,502,639	1,439,099

Less: current portion	1,796	1,360
Long-term debt - non-current	$1,500,843	$1,437,739

On May 27, 2022, the Company amended and extended the multi-currency, sustainability-linked senior unsecured revolving credit facility (the “Revolving Credit Facility”) of $1,500,000. On April 28, 2023, the Company increased the Revolving Credit Facility by $250,000 to $1,750,000 as per the terms of the agreement. The Revolving Credit Facility has a 5-year term ending May 27, 2027, and bears interest at an applicable margin of 1.125% to 2.5% over floating reference rates, depending on financial leverage ratios. The applicable margin may be adjusted, annually, plus or minus 0.05% subject to achieving certain sustainability metrics. The weighted average interest rate on borrowings under the Revolving Credit Facility was 6.6% (2022 – 4.1%). The Revolving Credit Facility had $759,358 of available undrawn credit as at December 31, 2023 ($557,594 as at December 31, 2022). As at December 31, 2023, letters of credit in the amount of $13,532 were outstanding against the Revolving Credit Facility ($12,365 as at December 31, 2022). The Revolving Credit Facility requires a commitment fee of 0.11% to 0.35% of the unused portion, depending on financial leverage ratios.

The Company has outstanding €210,000 of senior unsecured notes with a fixed interest rate of 2.23% (the “Senior Notes due 2028”), which are held by a group of institutional investors. The Senior Notes due 2028 have a 10-year term ending May 30, 2028.

The Company also has outstanding €125,000 and $150,000 of senior unsecured notes with fixed interest rates of 1.52% and 3.02%, respectively (the “Senior Notes due 2031”), which are held by a group of institutional investors. The Senior Notes due 2031 have a 10-year term ending October 7, 2031.

The Revolving Credit Facility, Senior Notes due 2028, and Senior Notes due 2031 rank equally in terms of seniority and have similar financial covenants, including leverage and interest coverage. The Company was in compliance with all covenants as of December 31, 2023. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The estimated aggregate principal repayments on long-term debt required in each of the next five years and thereafter to meet the retirement provisions are as follows:

For the year ended December 31,
2024	$1,796
2025	1,605
2026	1,181
2027	978,073
2028 and thereafter	519,984
$1,502,639